Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentrations and Risks

During the years ended March 31, 2026, 2025 and 2024, there was nil, one and nil customer generated revenue which accounted for over 10% of the total revenue generated for that year, respectively.

	As of March 31,
	2024	2025	2026
Customer D	4.5%	10.4%	7%

As of March 31, 2026 and 2025, there were one and one customer which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31,
	2025	2026
Customer A	0%	17%
Customer C	11%	9%
Customer D	4%	5%

During the years ended March 31, 2026, 2025 and 2024, there were three, two and three suppliers which accounted for over 10% of the total purchases, respectively. The details are as follows:

	As of March 31,
	2024	2025	2026
Supplier B	20%	14%	15%
Supplier C#	29%	28%	28%
Supplier D#	2%	8%	11%
Supplier E	11%	6%	5%

#	Those suppliers are related to the Company

As of March 31, 2026 and 2025, there were two and two suppliers which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:

	As of March 31,
	2025	2026
Supplier B	7%	17%
Supplier C#	42%	38%
Supplier D#	10%	6%

#	Those suppliers are related to the Company

Schedule of Estimated Useful Lives at the Annual Rate

Property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives at the annual rate as follows:

Estimated depreciation rate
Building	2-20%
Plant and machinery	13-20%
Furniture and fixtures	13-20%
Motor vehicles	13-20%
Leasehold improvement	Lesser of the lease term or estimated useful lives of the assets

Schedule of Revenues by Sales Term	The Company’s disaggregation of revenue for the years ended March 31, 2026, 2025 and 2024 is as following:

Revenues by sales term

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
CIF	141,728	259,423	436,150
CNF/CFR	751,136	844,234	915,348
EX WORK	22,159,531	32,176,323	34,626,430
DAP	2,382,159	3,847,963	2,717,133
FOB	2,944,115	1,947,147	3,533,696
Total Revenues	28,378,669	39,075,090	42,228,757

Schedule of Revenues by Product Categories

Revenues by product categories

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Heat Transfers	20,214,664	28,483,272	31,143,475
Fabrics	3,334,810	3,077,104	4,974,123
Woven Labels and Tapes	975,868	2,587,543	718,185
Sewing Badges	757,465	1,286,086	1,395,040
Piping	446,701	544,141	677,446
Zipper Pullers	451,703	637,400	606,462
Drawcords	185,683	342,167	230,335
Non-Reflective Film	898,252	790,488	927,935
Others	1,113,523	1,326,889	1,555,756
Total Revenues	28,378,669	39,075,090	42,228,757

Schedule of Revenue by Geographic Areas

Revenue by geographic areas

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Asia (excluded Hong Kong and China)	12,481,669	13,349,871	17,889,696
Hong Kong	8,117,692	9,718,300	8,135,135
China	2,770,967	7,758,825	7,062,559
Non-Asia	5,008,341	8,248,094	9,141,367
	28,378,669	39,075,090	42,228,757